MINERAL PROPERTIES (Details 2) - CAD	12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016
Mineral Property Expenses	CAD (3,605,854)	CAD (80,000)
Idaho-Maryland Gold Mine [Member]
Consulting	287,411
Exploration	54,753
Rent	10,968
Supplies	4,020
Sampling	8,623
Travel	10,205
Mineral Property Expenses	CAD 375,980